Commitments and Contingencies - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Year ended December 31,
2020	$ 5,634
2021	7,924
2022	2,487
2023	2,368
2024	2,439
Thereafter	16,498
Future minimum lease payments	$ 37,350